Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	64 Months Ended	81 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.91%)	1.44%		2.34%
Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.03%)	1.27%	3.31%
MCSI EAFE Index Inst. Class
Average Annual Return [Line Items]
Average Annual Return, Percent	4.43%	5.33%		5.10%
MSCI EAFE Index Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	4.43%	5.34%	7.25%